Taxes (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)
Taxes [Line Items]
Tax at Hong Kong statutory tax rate percentage	16.50%	16.50%	16.50%
Tax at Hong Kong statutory tax rate amount	$ (246,441)		$ (539,916)
Enterprise income tax rate	(610.00%)	(610.00%)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Income Tax Jurisdiction, Domestic State and Local, Other [Member]	Income Tax Jurisdiction, Domestic State and Local, Other [Member]	Income Tax Jurisdiction, Domestic State and Local, Other [Member]
Hong Kong [Member]
Taxes [Line Items]
Tax at Hong Kong statutory tax rate percentage	16.50%	16.50%
PRC [Member]
Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%
Reduced effective tax rate, amount		$ 3,000,000
Reduced effective tax rate, percent	25.00%	25.00%
Deemed taxable rate	20.00%	20.00%
Effective tax rate after deemed	5.00%	5.00%
Hong Kong [Member]
Taxes [Line Items]
Tax at Hong Kong statutory tax rate percentage	8.25%	8.25%
Tax at Hong Kong statutory tax rate amount	$ 255,000	$ 2,000,000
Hong Kong [Member] | Hong Kong [Member]
Taxes [Line Items]
Tax at Hong Kong statutory tax rate amount	$ 255,000	$ 2,000,000